UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21953
Oppenheimer Baring China Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: May 31
Date of reporting period: 11/30/2008

Item 1. Reports to Stockholders.

November 30, 2008

Oppenheimer

Baring China Fund

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Managers

Listing of Top Holdings

SEMIANNUAL REPORT

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

November 30, 2008 Management Oppenheimer Commentaries Baring China Fund and Semiannual Report M A N A G E M E N T C O M M E N TA R I E S An Interview with Your Fund’s Managers Listing of Top Holdings S E M I A N N U A L R E P O RT Listing of Investments Financial Statements

TOP HOLDINGS AND ALLOCATIONS
Top Ten Common Stock Industries

Commercial Banks	16.9%
Oil, Gas & Consumable Fuels	16.4
Insurance	9.9
Wireless Telecommunication Services	9.6
Real Estate Management & Development	6.3
Diversified Telecommunication Services	6.1
Chemicals	3.7
Internet Software & Services	2.5
Construction & Engineering	2.1
Energy Traders	1.8
Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2008, and are based on net assets.
Top Ten Common Stock Holdings

China Mobile Ltd.	9.6%
Industrial & Commercial Bank of China Ltd.	8.3
China Life Insurance Co. Ltd.	5.8
PetroChina Co. Ltd.	5.0
China Construction Bank	4.8
China Petroleum & Chemical Corp.	4.2
CNOOC Ltd.	4.1
China Telecom Corp. Ltd.	3.8
China Overseas Land & Investment Ltd.	3.7
Ping An Insurance Co. of China Ltd.	3.3
Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2008, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.
9 | OPPENHEIMER BARING CHINA FUND

TOP HOLDINGS AND ALLOCATIONS
10 | OPPENHEIMER BARING CHINA FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 1/31/07. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 1/31/07. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 4% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 1/31/07. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 1/31/07. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
11 | OPPENHEIMER BARING CHINA FUND

NOTES
Class Y shares of the Fund were first publicly offered on 1/31/07. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
12 | OPPENHEIMER BARING CHINA FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended November 30, 2008.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore,
13 | OPPENHEIMER BARING CHINA FUND

FUND EXPENSES Continued
the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	June 1, 2008	November 30, 2008	November 30, 2008

Actual
Class A	$ 1,000.00	$ 552.10	$5.71
Class B	1,000.00	550.10	9.12
Class C	1,000.00	549.80	8.96
Class N	1,000.00	551.80	6.69
Class Y	1,000.00	552.70	4.57

Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.75	7.41
Class B	1,000.00	1,013.39	11.83
Class C	1,000.00	1,013.59	11.63
Class N	1,000.00	1,016.50	8.68
Class Y	1,000.00	1,019.20	5.94
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended November 30, 2008 are as follows:

Class	Expense Ratios

Class A	1.46%
Class B	2.33
Class C	2.29
Class N	1.71
Class Y	1.17
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
14 | OPPENHEIMER BARING CHINA FUND

STATEMENT OF INVESTMENTS November 30, 2008 / Unaudited

	Shares	Value

Common Stocks—86.0%
Consumer Discretionary—1.9%
Automobiles—0.5%
Denway Motors Ltd.	370,000	$95,827
Dongfeng Motor Group Co. Ltd.	398,000	90,832

		186,659

Diversified Consumer Services—1.4%
New Oriental Education & Technology Group, Inc., Sponsored ADR[1]	9,000	464,490
Consumer Staples—1.0%
Food Products—1.0%
China Mengniu Dairy Co. Ltd.	359,000	352,974
Energy—17.3%
Energy Equipment & Services—0.9%
China Oilfield Services Ltd.	558,000	313,365
Oil, Gas & Consumable Fuels—16.4%
China Coal Energy Co.	428,000	253,463
China Petroleum & Chemical Corp.	2,176,000	1,445,968
China Shenhua Energy Co. Ltd.	411,500	759,310
CNOOC Ltd.	1,702,000	1,393,792
CNPC Hong Kong Ltd.	140,000	44,054
PetroChina Co. Ltd.	2,046,000	1,686,938

		5,583,525

Financials—33.6%
Commercial Banks—16.9%
Bank of China Ltd.	1,440,000	455,220
China Construction Bank	3,122,000	1,631,467
China Merchants Bank Co. Ltd.	192,000	308,187
Industrial & Commercial Bank of China (Asia) Ltd.	588,000	552,485
Industrial & Commercial Bank of China Ltd.	5,737,000	2,821,701

		5,769,060

Diversified Financial Services—0.5%
Hong Kong Exchanges & Clearing Ltd.	19,500	154,275
Insurance—9.9%
China Insurance International Holdings Co. Ltd.	217,000	249,197
China Life Insurance Co. Ltd.	763,000	1,971,482
PICC Proeperty & Casualty Co. Ltd.[1]	132,000	46,145
Ping An Insurance Co. of China Ltd.	294,500	1,111,486

		3,378,310

Real Estate Management & Development—6.3%
China Overseas Land & Investment Ltd.	980,000	1,275,435
China Resources Land Ltd.	504,000	583,225
China Vanke Co. Ltd., Cl. B	372,900	254,984
Sino-Ocean Land Holdings Ltd.	131,500	45,200

		2,158,844

Industrials—6.9%
Construction & Engineering—2.1%
China Communications Construction Co. Ltd.	476,000	509,959
China Railway Construction Corp.[1]	139,500	189,304

		699,263
F1 | OPPENHEIMER BARING CHINA FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Electrical Equipment—1.0%
Dongfang Electrical Co. Ltd.	158,000	$356,628
Machinery—1.4%
China National Materials Co.[1]	1,159,000	471,071
Marine—0.6%
China COSCO Holdings Co. Ltd.	369,000	198,627
Road & Rail—1.2%
Guangshen Railway Co. Ltd.	1,158,000	391,474
Transportation Infrastructure—0.6%
China Merchants Holdings International Co. Ltd.	112,000	216,728
Information Technology—2.5%
Communications Equipment—0.0%
ZTE Corp.	200	435
Internet Software & Services—2.5%
Tencent Holdings Ltd.	155,800	857,853
Materials—3.8%
Chemicals—3.7%
Sinofert Holdings Ltd.	1,100,000	491,423
Sinopec Shanghai Petrochemical Co. Ltd.	3,514,000	787,435

		1,278,858

Construction Materials—0.1%
Anhui Conch Cement Co. Ltd.[1]	6,000	24,529
Metals & Mining—0.0%
Aluminum Corp. of China Ltd.	100	1,153
Telecommunication Services—15.7%
Diversified Telecommunication Services—6.1%
China Telecom Corp. Ltd.	3,430,000	1,305,596
China Unicom Ltd.	634,000	782,060

		2,087,656

Wireless Telecommunication Services—9.6%
China Mobile Ltd.	355,000	3,256,797
Utilities—3.3%
Energy Traders—1.8%
China Resources Power Holdings Co. Ltd.	214,000	423,996
Huaneng Power International, Inc.	278,000	184,170

		608,166

Water Utilities—1.5%
Guangdong Investment Ltd.	1,510,000	498,777

Total Common Stocks (Cost $39,578,448)		29,309,517

	Units

Structured Securities—1.7%
JPMorgan International Derivatives Ltd., Daqin Railway Low Exercise Price Option/Warrant, Exp. 8/3/09[2] (Cost $1,054,023)	442,066	567,224
Total Investments, at Value (Cost $40,632,471)	87.7%	29,876,741
Other Assets Net of Liabilities	12.3	4,181,256

Net Assets	100.0%	$34,057,997

F2 | OPPENHEIMER BARING CHINA FUND

Footnotes to Statement of Investments
1. Non-income producing security.
2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $567,224 or 1.67% of the Fund’s net assets as of November 30, 2008.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1—quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2) Level 2—inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The market value of the Fund’s investments was determined based on the following inputs as of November 30, 2008:

	Investments in	Other Financial
Valuation Description	Securities	Instruments*

Level 1—Quoted Prices	$12,781,388	$—
Level 2—Other Significant Observable Inputs	17,095,353	—
Level 3—Significant Unobservable Inputs	—	—

Total	$29,876,741	$—

*	Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
See accompanying Notes to Financial Statements.
F3 | OPPENHEIMER BARING CHINA FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
November 30, 2008

Assets

Investments, at value (cost $40,632,471)—see accompanying statement of investments	$29,876,741

Cash	1,968,330

Cash—foreign currencies (cost $1,307,473)	1,308,533

Receivables and other assets:
Investments sold	1,250,871
Shares of beneficial interest sold	293,056
Interest	4,911
Other	3,602

Total assets	34,706,044

Liabilities

Payables and other liabilities:
Shares of beneficial interest redeemed	299,239
Investments purchased	229,374
Shareholder communications	42,511
Legal, auditing and other professional fees	23,344
Distribution and service plan fees	12,463
Transfer and shareholder servicing agent fees	7,797
Custodian fees	4,917
Trustees’ compensation	817
Other	27,585

Total liabilities	648,047

Net Assets	$34,057,997

Composition of Net Assets

Par value of shares of beneficial interest	$4,849

Additional paid-in capital	81,782,378

Accumulated net investment income	116,923

Accumulated net realized loss on investments and foreign currency transactions	(37,091,694)

Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(10,754,459)

Net Assets	$34,057,997

F4 | OPPENHEIMER BARING CHINA FUND

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $21,696,726 and 3,077,493 shares of beneficial interest outstanding)	$7.05
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$7.48
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $3,550,544 and 509,657 shares of beneficial interest outstanding)	$6.97
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $6,719,801 and 965,531 shares of beneficial interest outstanding)	$6.96
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $874,567 and 124,493 shares of beneficial interest outstanding)	$7.03
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $1,216,359 and 171,779 shares of beneficial interest outstanding)	$7.08
See accompanying Notes to Financial Statements.
F5 | OPPENHEIMER BARING CHINA FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended November 30, 2008

Investment Income

Dividends (net of foreign withholding taxes of $13,319)	$497,045
Interest (net of foreign withholding taxes of $3,479)	42,134
Other income	780

Total investment income	539,959

Expenses

Management fees	249,135
Distribution and service plan fees:
Class A	40,904
Class B	24,037
Class C	46,767
Class N	2,903
Transfer and shareholder servicing agent fees:
Class A	75,377
Class B	16,850
Class C	21,271
Class N	3,291
Class Y	447
Shareholder communications:
Class A	9,730
Class B	8,658
Class C	2,387
Class N	344
Class Y	12
Custodian fees and expenses	7,747
Trustees’ compensation	881
Other	24,288

Total expenses	535,029
Less waivers and reimbursements of expenses	(113,280)

Net expenses	421,749

Net Investment Income	118,210

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on:
Investments	(18,095,793)
Foreign currency transactions	226,703

Net realized loss	(17,869,090)
Net change in unrealized appreciation (depreciation) on:
Investments	(13,600,226)
Translation of assets and liabilities denominated in foreign currencies	197,185

Net change in unrealized depreciation	(13,403,041)

Net Decrease in Net Assets Resulting from Operations	$(31,153,921)

See accompanying Notes to Financial Statements.
F6 | OPPENHEIMER BARING CHINA FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	November 30, 2008	May 31,
	(Unaudited)	2008

Operations

Net investment income (loss)	$118,210	$(210,125)
Net realized loss	(17,869,090)	(17,383,644)
Net change in unrealized appreciation (depreciation)	(13,403,041)	(406,186)

Net decrease in net assets resulting from operations	(31,153,921)	(17,999,955)

Dividends and/or Distributions to Shareholders

Dividends from net investment income:
Class A	—	(90,428)
Class B	—	—
Class C	—	(6,370)
Class N	—	(700)
Class Y	—	(4,854)

	—	(102,352)
Tax return of capital distribution from net investment income:
Class A	—	(133,253)
Class B	—	—
Class C	—	(9,387)
Class N	—	(1,030)
Class Y	—	(7,153)

	—	(150,823)
Distributions from net realized gain:
Class A	—	(1,243,536)
Class B	—	(149,583)
Class C	—	(303,295)
Class N	—	(31,172)
Class Y	—	(47,987)

	—	(1,775,573)

Beneficial Interest Transactions

Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(8,726,705)	42,002,972
Class B	(563,050)	7,814,342
Class C	(1,376,269)	17,581,864
Class N	(41,956)	1,824,268
Class Y	(286,067)	3,479,123

	(10,994,047)	72,702,569

Net Assets

Total increase (decrease)	(42,147,968)	52,673,866
Beginning of period	76,205,965	23,532,099

End of period (including accumulated net investment income (loss) of $116,923 and $(1,287), respectively)	$34,057,997	$76,205,965

See accompanying Notes to Financial Statements.
F7 | OPPENHEIMER BARING CHINA FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	November 30, 2008	Year Ended May 31,
Class A	(Unaudited)	2008	2007[1]

Per Share Operating Data

Net asset value, beginning of period	$12.77	$12.17	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	.04	(.02)	.06
Net realized and unrealized gain (loss)	(5.76)	.95	2.11

Total from investment operations	(5.72)	.93	2.17

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.02)	—
Distributions from net realized gain	—	(.28)	—
Tax return of capital distribution	—	(.03)	—

Total dividends and/or distributions to shareholders	—	(.33)	—

Net asset value, end of period	$7.05	$12.77	$12.17

Total Return, at Net Asset Value[3]	(44.79)%	7.20%	21.70%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$21,697	$51,053	$21,086

Average net assets (in thousands)	$32,561	$54,526	$15,024

Ratios to average net assets:[4]
Net investment income (loss)	0.73%	(0.11)%	1.75%
Total expenses	1.91%	1.54%	1.90%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.46%	1.54%	1.60%

Portfolio turnover rate	91%	173%	25%

1.	For the period from January 31, 2007 (commencement of operations) to May 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.
See accompanying Notes to Financial Statements.
F8 | OPPENHEIMER BARING CHINA FUND

	Six Months
	Ended
	November 30, 2008	Year Ended May 31,
Class B	(Unaudited)	2008	2007[1]

Per Share Operating Data

Net asset value, beginning of period	$12.67	$12.13	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	(.01)	(.13)	.09
Net realized and unrealized gain (loss)	(5.69)	.95	2.04

Total from investment operations	(5.70)	.82	2.13

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—
Distributions from net realized gain	—	(.28)	—
Tax return of capital distribution	—	—	—

Total dividends and/or distributions to shareholders	—	(.28)	—

Net asset value, end of period	$6.97	$12.67	$12.13

Total Return, at Net Asset Value[3]	(44.99)%	6.38%	21.30%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$3,550	$7,101	$1,250

Average net assets (in thousands)	$4,833	$6,132	$492

Ratios to average net assets:[4]
Net investment income (loss)	(0.19)%	(0.87)%	2.48%
Total expenses	3.18%	2.63%	4.33%[5]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.33%	2.35%	2.35%

Portfolio turnover rate	91%	173%	25%

1.	For the period from January 31, 2007 (commencement of operations) to May 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	The fiscal 2007 total expenses ratio is higher than the anticipated total expenses ratio of the class for future fiscal years due to the Fund’s limited operating history.
See accompanying Notes to Financial Statements.
F9 | OPPENHEIMER BARING CHINA FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	November 30, 2008	Year Ended May 31,
Class C	(Unaudited)	2008	2007[1]

Per Share Operating Data

Net asset value, beginning of period	$12.66	$12.13	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	(.01)	(.13)	.08
Net realized and unrealized gain (loss)	(5.69)	.95	2.05

Total from investment operations	(5.70)	.82	2.13

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—[3]	—
Distributions from net realized gain	—	(.28)	—
Tax return of capital distribution	—	(.01)	—

Total dividends and/or distributions to shareholders	—	(.29)	—

Net asset value, end of period	$6.96	$12.66	$12.13

Total Return, at Net Asset Value[4]	(45.02)%	6.39%	21.30%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$6,720	$13,853	$933

Average net assets (in thousands)	$9,314	$11,395	$445

Ratios to average net assets:[5]
Net investment income (loss)	(0.15)%	(0.85)%	2.21%
Total expenses	2.64%	2.40%	4.15%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.29%	2.35%	2.35%

Portfolio turnover rate	91%	173%	25%

1.	For the period from January 31, 2007 (commencement of operations) to May 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	The fiscal 2007 total expenses ratio is higher than the anticipated total expenses ratio of the class for future fiscal years due to the Fund’s limited operating history.
See accompanying Notes to Financial Statements.
F10 | OPPENHEIMER BARING CHINA FUND

	Six Months
	Ended
	November 30, 2008	Year Ended May 31,
Class N	(Unaudited)	2008	2007[1]

Per Share Operating Data

Net asset value, beginning of period	$12.74	$12.15	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	.02	(.06)	.12
Net realized and unrealized gain (loss)	(5.73)	.95	2.03

Total from investment operations	(5.71)	.89	2.15

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.01)	—
Distributions from net realized gain	—	(.28)	—
Tax return of capital distribution	—	(.01)	—

Total dividends and/or distributions to shareholders	—	(.30)	—

Net asset value, end of period	$7.03	$12.74	$12.15

Total Return, at Net Asset Value[3]	(44.82)%	6.89%	21.50%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$875	$1,642	$256

Average net assets (in thousands)	$1,184	$1,595	$102

Ratios to average net assets:[4]
Net investment income (loss)	0.40%	(0.37)%	3.09%
Total expenses	2.24%	1.92%	2.71%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.71%	1.85%	1.85%

Portfolio turnover rate	91%	173%	25%

1.	For the period from January 31, 2007 (commencement of operations) to May 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.
See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER BARING CHINA FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	November 30, 2008	Year Ended May 31,
Class Y	(Unaudited)	2008	2007[1]

Per Share Operating Data

Net asset value, beginning of period	$12.81	$12.18	$10.00

Income (loss) from investment operations:
Net investment income[2]	.05	.07	.12
Net realized and unrealized gain (loss)	(5.78)	.91	2.06

Total from investment operations	(5.73)	.98	2.18

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.03)	—
Distributions from net realized gain	—	(.28)	—
Tax return of capital distribution	—	(.04)	—

Total dividends and/or distributions to shareholders	—	(.35)	—

Net asset value, end of period	$7.08	$12.81	$12.18

Total Return, at Net Asset Value[3]	(44.73)%	7.58%	21.80%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$1,216	$2,557	$7

Average net assets (in thousands)	$1,702	$1,808	$4

Ratios to average net assets:[4]
Net investment income	0.96%	0.45%	3.16%
Total expenses	1.19%	1.12%	1.83%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.17%	1.12%	1.35%

Portfolio turnover rate	91%	173%	25%

1.	For the period from January 31, 2007 (commencement of operations) to May 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.
See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER BARING CHINA FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Baring China Fund (the “Fund”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek long-term capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”). The Manager has entered into a sub-advisory agreement with Baring Asset Management, Inc. (the “Sub-Adviser”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. This fee will be discontinued effective January 1, 2009.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
F13 | OPPENHEIMER BARING CHINA FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
F14 | OPPENHEIMER BARING CHINA FUND

     Fair valued securities may be classified as “Level 3” if the valuation primarily reflects the Manager’s own assumptions about the inputs that market participants would use in valuing such securities.
     There have been no significant changes to the fair valuation methodologies during the period.
Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investments With Off-Balance Sheet Market Risk. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund’s Statement of Assets and Liabilities.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of
F15 | OPPENHEIMER BARING CHINA FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
     During the fiscal year ended May 31, 2008, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of May 31, 2008, the Fund had available for federal income tax purposes post-October losses of $17,605,565.
     As of November 30, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $35,474,655 expiring by 2017. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended November 30, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$46,111,796
Federal tax cost of other investments	1,307,473

Total federal tax cost	$47,419,269

Gross unrealized appreciation	$652,278
Gross unrealized depreciation	(16,886,274)

Net unrealized depreciation	$(16,233,996)

F16 | OPPENHEIMER BARING CHINA FUND

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s
F17 | OPPENHEIMER BARING CHINA FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended November 30, 2008		Year Ended May 31, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	862,711	$8,296,998	6,971,462	$113,730,463
Dividends and/or distributions reinvested	—	—	81,018	1,254,121
Redeemed	(1,784,476)	(17,023,703)[1]	(4,786,454)	(72,981,612)[2]

Net increase (decrease)	(921,765)	$(8,726,705)	2,266,026	$42,002,972

Class B
Sold	114,054	$986,579	781,029	$12,536,961
Dividends and/or distributions reinvested	—	—	9,306	143,406
Redeemed	(164,909)	(1,549,629)[1]	(332,817)	(4,866,025)[2]

Net increase (decrease)	(50,855)	$(563,050)	457,518	$7,814,342

Class C
Sold	215,425	$1,903,325	1,766,162	$29,091,628
Dividends and/or distributions reinvested	—	—	19,077	293,788
Redeemed	(344,422)	(3,279,594)[1]	(767,614)	(11,803,552)[2]

Net increase (decrease)	(128,997)	$(1,376,269)	1,017,625	$17,581,864

Class N
Sold	53,213	$527,352	245,542	$3,940,268
Dividends and/or distributions reinvested	—	—	2,119	32,776
Redeemed	(57,652)	(569,308)[1]	(139,843)	(2,148,776)[2]

Net increase (decrease)	(4,439)	$(41,956)	107,818	$1,824,268

F18 | OPPENHEIMER BARING CHINA FUND

	Six Months Ended November 30, 2008		Year Ended May 31, 2008
	Shares	Amount	Shares	Amount

Class Y
Sold	55,678	$511,664	291,965	$4,822,024
Dividends and/or distributions reinvested	—	—	3,866	59,880
Redeemed	(83,541)	(797,731)[1]	(96,739)	(1,402,781)[2]

Net increase (decrease)	(27,863)	$(286,067)	199,092	$3,479,123

1.	Net of redemption fees of $2,370, $352, $678, $86, and $124 for Class A, Class B, Class C, Class N and Class Y, respectively.

2.	Net of redemption fees of $51,718, $5,817, $10,808, $1,513, and $1,715 for Class A, Class B, Class C, Class N, and Class Y, respectively.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended November 30, 2008, were as follows:

	Purchases	Sales

Investment securities	$45,162,571	$58,726,130
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $250 million	1.00%
Next $250 million	0.95
Next $500 million	0.90
Over $1.0 billion	0.85
Sub-Adviser Fees. The Manager retains the Sub-Adviser to provide the day-to-day portfolio management of the Fund. The Manager pays the Sub-Adviser an annual fee equal to 40% of the management fee received by the Manager from the Fund. For the six months ended November 30, 2008, the Manager paid $68,324 to the Sub-Adviser for its services to the Fund.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended November 30, 2008, the Fund paid $92,239 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
F19 | OPPENHEIMER BARING CHINA FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at September 30, 2008 for Class B, Class C and Class N shares were $83,503, $152,389 and $37,821, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor	Distributor

November 30, 2008	$19,559	$21,985	$10,135	$6,219	$10
F20 | OPPENHEIMER BARING CHINA FUND

Waivers and Reimbursements of Expenses. The Manager has agreed to waive its management fees and/or reimburse expenses such that “Expenses after waivers, payments and/or reimbursements and reduction to custodian expenses” will not exceed 1.60% for Class A shares, 2.35% for Class B shares and Class C shares, 1.85% for Class N shares and 1.35% for Class Y shares, respectively. During the six months ended November 30, 2008, the Manager reimbursed the Fund $52,744, $12,142, $11,433, $1,895 and $125 for Class A, Class B, Class C, Class N and Class Y shares, respectively. These undertakings are voluntary and may be amended or withdrawn at any time.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended November 30, 2008, OFS waived $19,893, $8,483, $5,320 and $1,245 for Class A, Class B, Class C, and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.
5. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received.
     As of November 30, 2008, the Fund had no outstanding forward contracts.
6. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
F21 | OPPENHEIMER BARING CHINA FUND

THIS PAGE INTENTIONALLY LEFT BLANK.
F22 | OPPENHEIMER BARING CHINA FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory and sub-advisory agreements (the “Agreements”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager and Baring Asset Management, Inc. (the “Sub-Adviser”) provide, such information as may be reasonably necessary to evaluate the terms of the Agreements. The Board employs an independent consultant to prepare a report that provides information, including comparative information, the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s and Sub-Adviser’s services, (ii) the investment performance of the Fund and the Manager and the Sub-Adviser, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates and the Sub-Adviser, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager and Sub-Adviser from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager and the Sub-Adviser.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager’s and Sub-Adviser’s key personnel who provide such services. The Sub-Adviser’s duties include providing the Fund with the services of the portfolio managers and the Sub-Adviser’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager and Sub-Adviser are responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and
15 | OPPENHEIMER BARING CHINA FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS Unaudited / Continued
preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager and Sub-Adviser also provide the Fund with office space, facilities and equipment.
     The Board also considered the quality of the services provided and the quality of the Manager’s and Sub-Adviser’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s and Sub-Adviser’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s and Sub-Adviser’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Agnes Deng and William Fong, the portfolio managers for the Fund, and the Sub-Adviser’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s and Sub-Adviser’s experience, reputation, personnel, operations and resources, the Fund benefits from the services provided under the Agreements.
     Investment Performance of the Manager, Sub-Adviser and the Fund. Throughout the year, the Manager and Sub-Adviser provided information on the investment performance of the Fund, the Manager and Sub-Adviser, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load China region funds advised by other investment advisers. The Board noted that the Fund’s since inception performance was better than its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board noted that the Manager, not the Fund, pays the Sub-Adviser’s fee under the sub-advisory agreement. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and China region funds with comparable asset levels and distribution features. The Board
16 | OPPENHEIMER BARING CHINA FUND

noted that the Fund’s actual management fee and total expenses are lower than its peer group median although its contractual management fee was equal to its peer group median.
     Economies of Scale and Profits Realized by the Manager and Sub-Adviser. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s and Sub-Adviser’s profitability from its relationship with the Fund. The Board reviewed whether the Manager and Sub-Adviser may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager and Sub-Adviser. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including the fee paid to the Sub-Adviser, compensation paid to the Manager’s affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered that the Manager and Sub-Adviser must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager and Sub-Adviser is important in order for the Manager and Sub-Adviser to continue to provide significant services to the Fund and its shareholders.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager and Sub-Adviser within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreements for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreements, including the management fee, in light of all of the surrounding circumstances.
17 | OPPENHEIMER BARING CHINA FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC toll-free at 1-800-SEC-0330.
18 | OPPENHEIMER BARING CHINA FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2008, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Baring China Fund

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date:	01/15/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date:	01/15/2009

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	01/15/2009